Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of share-based payment arrangement expense
Share-based compensation consists of the following for the years ended December 31, 2024 and 2023:

	Years Ended
	December 31, 2024	December 31, 2023
Stock options	$9,374	$7,591
Performance stock units	1,705	501
Restricted stock units	14,617	11,918
Share-based compensation	$25,696	$20,010

Schedule of stock option activity
The total intrinsic value of options exercised and the total fair value of shares vested during the years ended December 31, 2024 and 2023 were as follows:

	Years Ended
	December 31, 2024	December 31, 2023
Total intrinsic value of options exercised	$208	$798
Total fair value of shares vested	8,353	10,221
The Company’s stock option activity and related information during the years ended December 31, 2024 and 2023 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2024	27,932,603	$5.29
Forfeited(1)	(1,461,492)	4.51
Expired(1)	(430,377)	14.74
Exercised	(75,391)	2.06
Granted(2)	3,695,727	3.53
Outstanding at December 31, 2024	29,661,070	$4.98	5.5 years	$8,846
Options exercisable at December 31, 2024	16,718,254	$5.54	3.4 years	$8,778

(1) Includes adjustments for changes in estimates.
(2) Includes stock options, granted to the Company’s CEO and Chairman, during the year ended December 31, 2023, with a 10-year performance period. Vesting of these performance stock options is contingent upon the achievement of three distinct and appreciating stock price targets. The stock price targets are based on a 15-day average closing price of the Company’s SVS. Any options for which the vesting conditions are not met by March 6, 2033 will be canceled.

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1, 2023	24,539,168	$6.67
Forfeited(1)	(2,569,561)	7.40
Expired	(2,421,729)	9.24
Exercised	(211,775)	0.23
Granted(2)	8,596,500	2.97
Outstanding at December 31, 2023	27,932,603	$5.29	6.29	$34,646
Options exercisable at December 31, 2023	14,967,286	$5.41	4.22	$25,679

(1) Includes adjustments for changes in estimates.
(2) Includes stock options, granted to the Company’s CEO and Chairman, during the year ended December 31, 2023, with a 10-year performance period. Vesting of these performance stock options is contingent upon the achievement of three distinct and appreciating stock price targets. The stock price targets are based on a 15-day average closing price of the Company’s SVS. Any options for which the vesting conditions are not met by March 6, 2033 will be canceled.

Schedule of fair value assumptions
Significant assumptions used to estimate the fair value of the Company’s stock option granted during the years ended December 31, 2024 and 2023 are summarized below:

Years Ended
	December 31, 2024	December 31, 2023
Expected volatility	71% — 74%	68% — 72%
Expected life in years	6.01 — 6.02	5.38 — 6.73
Expected dividends	—%	—%
Risk-free interest rate (based on government bonds)	3.63% — 4.52%	3.13% — 4.60%

(1) The Company has never paid cash dividends nor expects to pay cash dividends in the foreseeable future.

Schedule of restricted stock units activity
The Company’s PSU activity and related information for the years ended December 31, 2024 and 2023 are as follows:

	Number of PSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2024	2,024,121	$2.89
Forfeited(1)	(2,141,826)	3.37
Vested	(396,537)	2.89
Granted	2,403,824	4.04
Unvested at December 31, 2024	1,889,582	$3.81
Inception-to-date PSUs vested at December 31, 2024	396,537

(1) Includes adjustments for changes in estimates.

	Number of PSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2023	—	$—
Forfeited(1)	(216,251)	2.89
Vested	—	—
Granted	2,240,372	2.89
Unvested at December 31, 2023	2,024,121	$2.89
Inception-to-date PSUs vested at December 31, 2023	—

(1) Includes adjustments for changes in estimates.
The Company’s RSU activity and related information for the years ended December 31, 2024 and 2023 are as follows:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2024	6,145,959	$4.12
Forfeited(1)	(2,459,478)	4.06
Vested	(3,228,557)	4.33
Granted	5,875,860	3.68
Unvested at December 31, 2024	6,333,784	$3.63
Inception-to-date RSUs vested at December 31, 2024	9,061,395

(1) Includes adjustments for changes in estimates.

	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested at January 1, 2023	4,284,439	$7.44
Forfeited(1)	(1,749,598)	5.66
Vested	(1,601,305)	7.77
Granted	5,212,423	3.03
Unvested at December 31, 2023	6,145,959	$4.12
Inception-to-date RSUs vested at December 31, 2023	5,832,838

(1) Includes adjustments for changes in estimates.